Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 4,023,323,415	$ 2,809,407,083
Debt Securities at fair value through profit or loss	1,207,056,327	4,973,385,525
Derivative Financial Instruments	71,138,490	20,889,755
Repurchase Transactions	2,358,830,105	725,188,001
Other Financial Assets	359,022,783	351,638,283
Loans and Other Financing	6,210,116,814	7,804,461,715
Other Debt Securities	3,883,122,914	2,301,759,828
Financial Assets Pledged as Collateral	869,937,069	954,807,353
Current Income Tax Assets	4,124,118	2,575,284
Investments in Equity Instruments	19,427,399	14,055,309
Equity investments in Associates and Joint Ventures	5,342,615	4,185,565
Property, Plant and Equipment	716,134,762	727,052,894
Intangible Assets	249,183,915	241,761,035
Deferred Income Tax Assets	382,506,910	45,737,300
Insurance Contract Assets	19,798,609	7,047,074
Reinsurance Contract Assets	57,684,449	199,094
Other Non-financial Assets	156,723,779	158,005,373
Non-current Assets Held for Sale	151,024	7,853
Assets	20,593,625,497	21,142,164,324
Liabilities
Deposits	11,505,796,543	13,446,018,038
Liabilities at fair value through profit or loss	99,752,488	491,036
Derivative Financial Instruments	24,670,981	10,634,605
Repurchase Transactions	47,061,623	0
Other Financial Liabilities	2,566,789,182	2,189,677,467
Financing Received from the Argentine Central Bank and Other Financial Institutions	278,441,132	235,214,442
Debt Securities	186,896,801	422,488,868
Current Income Tax Liabilities	549,107,583	55,240,564
Subordinated Debt Securities	414,476,406	285,024,673
Provisions	41,098,207	64,374,723
Deferred Income Tax Liabilities	34,985,050	39,964,297
Insurance Contracts Liabilities	213,072,128	8,200,719
Reinsurance Contracts Liabilities	4,361,482	0
Other Non-financial Liabilities	560,736,440	563,098,363
Liabilities	16,527,246,046	17,320,427,795
Operating segments | Argentina
Assets
Cash and Due from Banks	4,087,968,029	2,817,690,230
Debt Securities at fair value through profit or loss	1,235,664,976	4,996,746,536
Derivative Financial Instruments	84,159,299	28,681,100
Repurchase Transactions	2,401,930,961	793,715,164
Other Financial Assets	378,923,706	351,962,949
Loans and Other Financing	6,342,894,453	8,027,016,795
Other Debt Securities	3,883,122,914	2,304,036,139
Financial Assets Pledged as Collateral	868,602,531	953,694,724
Current Income Tax Assets	4,124,118	2,575,284
Investments in Equity Instruments	19,427,399	14,055,309
Equity investments in Associates and Joint Ventures	5,342,615	4,185,565
Property, Plant and Equipment	715,594,914	727,040,389
Intangible Assets	249,182,252	241,757,156
Deferred Income Tax Assets	382,506,910	45,737,300
Insurance Contract Assets	19,798,609	7,047,074
Reinsurance Contract Assets	57,684,449	199,094
Other Non-financial Assets	156,703,361	157,997,589
Non-current Assets Held for Sale	151,024	7,853
Assets	20,893,782,520	21,474,146,250
Liabilities
Deposits	11,592,057,815	13,492,175,622
Liabilities at fair value through profit or loss	99,752,488	491,036
Derivative Financial Instruments	37,694,864	18,425,950
Repurchase Transactions	90,162,479	68,527,163
Other Financial Liabilities	2,581,580,164	2,166,108,751
Financing Received from the Argentine Central Bank and Other Financial Institutions	394,507,681	442,797,024
Debt Securities	211,122,484	450,238,204
Current Income Tax Liabilities	549,107,583	55,240,564
Subordinated Debt Securities	418,859,372	285,024,673
Provisions	41,098,207	64,374,723
Deferred Income Tax Liabilities	34,985,050	39,964,297
Insurance Contracts Liabilities	213,080,437	8,227,913
Reinsurance Contracts Liabilities	4,361,482
Other Non-financial Liabilities	560,446,926	561,374,663
Liabilities	16,828,817,032	17,652,970,583
Operating segments | Uruguay
Assets
Cash and Due from Banks	1,727,141	23,410,539
Debt Securities at fair value through profit or loss	0	2,112,013
Derivative Financial Instruments	3,074	0
Repurchase Transactions	0	0
Other Financial Assets	0	0
Loans and Other Financing	21,037	734
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	1,334,538	1,112,629
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	539,848	12,505
Intangible Assets	1,663	3,879
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	20,434	7,784
Non-current Assets Held for Sale	0	0
Assets	3,647,735	26,660,083
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	525,894	24,039,332
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	1,707,878	2,059,892
Liabilities	2,233,772	26,099,224
Operating segments | Bank
Assets
Cash and Due from Banks	3,877,395,117	2,725,855,727
Debt Securities at fair value through profit or loss	932,449,238	4,969,212,991
Derivative Financial Instruments	71,096,852	20,885,894
Repurchase Transactions	2,189,005,437	657,306,693
Other Financial Assets	247,414,013	275,252,241
Loans and Other Financing	4,498,565,740	5,945,794,439
Other Debt Securities	3,611,947,185	2,199,600,435
Financial Assets Pledged as Collateral	778,682,816	628,314,642
Current Income Tax Assets	0	0
Investments in Equity Instruments	13,903,576	14,055,265
Equity investments in Associates and Joint Ventures	5,342,615	4,185,565
Property, Plant and Equipment	636,056,023	640,307,397
Intangible Assets	207,346,031	216,727,331
Deferred Income Tax Assets	263,304,647	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	113,182,701	94,206,795
Non-current Assets Held for Sale	151,024	7,853
Assets	17,445,843,015	18,391,713,268
Liabilities
Deposits	11,177,609,307	13,322,530,662
Liabilities at fair value through profit or loss	99,752,488	491,036
Derivative Financial Instruments	37,694,864	18,425,950
Repurchase Transactions	47,061,623	0
Other Financial Liabilities	1,342,736,495	952,944,766
Financing Received from the Argentine Central Bank and Other Financial Institutions	87,722,297	66,037,452
Debt Securities	31,319,030	77,730,161
Current Income Tax Liabilities	475,941,400	19,597,147
Subordinated Debt Securities	418,859,372	285,024,673
Provisions	34,880,377	61,705,259
Deferred Income Tax Liabilities	0	32,923,570
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	380,239,256	421,622,872
Liabilities	14,133,816,509	15,259,033,548
Operating segments | Naranja X
Assets
Cash and Due from Banks	39,307,493	41,607,334
Debt Securities at fair value through profit or loss	127,730,276	1,259,620
Derivative Financial Instruments	13,062,447	7,795,206
Repurchase Transactions	212,925,524	136,408,471
Other Financial Assets	13,159,734	8,317,798
Loans and Other Financing	1,835,594,015	2,061,965,683
Other Debt Securities	238,827,451	46,635,996
Financial Assets Pledged as Collateral	64,271,009	320,548,499
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	65,705,155	75,393,806
Intangible Assets	17,702,550	20,742,688
Deferred Income Tax Assets	59,222,491	39,172,895
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	14,334,951	39,425,466
Non-current Assets Held for Sale	0	0
Assets	2,701,843,096	2,799,273,462
Liabilities
Deposits	414,436,075	169,321,916
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	43,100,856	68,527,163
Other Financial Liabilities	1,076,171,379	1,176,347,480
Financing Received from the Argentine Central Bank and Other Financial Institutions	305,681,236	376,759,572
Debt Securities	179,803,454	372,508,043
Current Income Tax Liabilities	20,049,601	7,305,325
Subordinated Debt Securities	0	0
Provisions	4,373,927	1,070,388
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	102,247,570	85,808,238
Liabilities	2,145,864,098	2,257,648,125
Operating segments | Insurance
Assets
Cash and Due from Banks	9,083,062	80,840
Debt Securities at fair value through profit or loss	139,133,833	730,932
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	31,214,180	7,240,254
Loans and Other Financing	0	0
Other Debt Securities	32,348,278	38,299,052
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	3,921,023	2,312,576
Investments in Equity Instruments	228,784	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	12,955,916	10,438,537
Intangible Assets	19,964,739	462,141
Deferred Income Tax Assets	56,648,006	2,800,982
Insurance Contract Assets	19,798,609	7,047,074
Reinsurance Contract Assets	57,684,449	199,094
Other Non-financial Assets	4,834,985	1,201,347
Non-current Assets Held for Sale	0	0
Assets	387,815,864	70,812,829
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	18,020,090	7,952,197
Subordinated Debt Securities	0	0
Provisions	1,640,554	1,253,004
Deferred Income Tax Liabilities	26,109,433	782,526
Insurance Contracts Liabilities	213,080,437	8,227,913
Reinsurance Contracts Liabilities	4,361,482
Other Non-financial Liabilities	56,251,658	12,302,582
Liabilities	319,463,654	30,518,222
Operating segments | Other Businesses
Assets
Cash and Due from Banks	163,909,498	73,556,868
Debt Securities at fair value through profit or loss	36,351,629	27,655,006
Derivative Financial Instruments	3,074	0
Repurchase Transactions	0	0
Other Financial Assets	87,135,779	61,152,656
Loans and Other Financing	8,755,735	19,257,407
Other Debt Securities	0	19,500,656
Financial Assets Pledged as Collateral	26,983,244	5,944,212
Current Income Tax Assets	203,095	262,708
Investments in Equity Instruments	5,295,039	44
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	1,417,668	913,154
Intangible Assets	4,170,595	3,828,875
Deferred Income Tax Assets	3,331,766	3,763,423
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	24,371,158	23,171,765
Non-current Assets Held for Sale	0	0
Assets	361,928,280	239,006,774
Liabilities
Deposits	12,433	323,044
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	163,198,184	60,855,835
Financing Received from the Argentine Central Bank and Other Financial Institutions	1,104,148	0
Debt Securities	0	0
Current Income Tax Liabilities	35,096,492	20,385,895
Subordinated Debt Securities	0	0
Provisions	203,349	346,072
Deferred Income Tax Liabilities	8,875,617	6,258,201
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	23,416,320	43,700,862
Liabilities	231,906,543	131,869,909
Adjustments
Assets
Cash and Due from Banks	(66,371,755)	(31,693,686)
Debt Securities at fair value through profit or loss	(28,608,649)	(25,473,024)
Derivative Financial Instruments	(13,023,883)	(7,791,345)
Repurchase Transactions	(43,100,856)	(68,527,163)
Other Financial Assets	(19,900,923)	(324,666)
Loans and Other Financing	(132,798,676)	(222,555,814)
Other Debt Securities	0	(2,276,311)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	(16)	0
Non-current Assets Held for Sale	0	0
Assets	(303,804,758)	(358,642,009)
Liabilities
Deposits	(86,261,272)	(46,157,584)
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	(13,023,883)	(7,791,345)
Repurchase Transactions	(43,100,856)	(68,527,163)
Other Financial Liabilities	(15,316,876)	(470,614)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(116,066,549)	(207,582,582)
Debt Securities	(24,225,683)	(27,749,336)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(4,382,966)	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(8,309)	(27,194)
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	(1,418,364)	(336,191)
Liabilities	(303,804,758)	(358,642,009)
Segment Adjustments
Assets
Cash and Due from Banks	(66,371,755)	(31,693,686)
Debt Securities at fair value through profit or loss	(28,608,649)	(25,473,024)
Derivative Financial Instruments	(13,023,883)	(7,791,345)
Repurchase Transactions	(43,100,856)	(68,527,163)
Other Financial Assets	(19,900,923)	(324,666)
Loans and Other Financing	(132,798,676)	(222,555,814)
Other Debt Securities	0	(2,276,311)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	(16)	0
Non-current Assets Held for Sale	0	0
Assets	(303,804,758)	(358,642,009)
Liabilities
Deposits	(86,261,272)	(46,157,584)
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	(13,023,883)	(7,791,345)
Repurchase Transactions	(43,100,856)	(68,527,163)
Other Financial Liabilities	(15,316,876)	(470,616)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(116,066,549)	(207,582,582)
Debt Securities	(24,225,683)	(27,749,336)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(4,382,966)	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(8,309)	(27,194)
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	(1,418,364)	(336,192)
Liabilities	$ (303,804,758)	$ (358,642,012)